20. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and administrative expenses	¥ 193,187	¥ 204,077	¥ 198,787
Total operating expenses	1,033,420	1,035,447	880,755
Loss from operations	274,792	(10,718)	(13,364)
Net loss	274,801	(8,382)	(12,270)
Fincera
Equity in profit of subsidiaries and VIEs	292,582	5,096	25,051
General and administrative expenses	17,781	13,478	38,415
Total operating expenses	17,781	13,478	38,415
Loss from operations	274,801	(8,382)	(12,270)
Net loss	¥ 274,801	¥ (8,382)	¥ (12,270)